Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Thousands	Total	Class A ordinary shares [member]	Class B ordinary shares [member]	Ordinary shares [member]	Series Seed-1 Preferred Shares [member]	Series Seed-2 Preferred Shares [member]	Series A Preferred Shares [member]	Share premium [member]	Share- based compensation reserve [member]	Translation reserve [member]	Other reserves [member]	Accumulated losses [member]	Treasury shares [member]
Beginning balance at Dec. 31, 2021	¥ (966,109)			¥ 7	¥ 5	¥ 4	¥ 6	¥ 1,046,621	¥ 73,265	¥ 16,251	¥ 823,753	¥ (2,834,180)	¥ (91,841)
Loss for the year	(1,298,496)											(1,298,496)
Foreign currency translation adjustment, net of nil income taxes	(177,575)									(177,575)
Total comprehensive income for the year	(1,476,071)									(177,575)		(1,298,496)
Share-based compensation expenses	325,429								325,429
Exercise of warrants to subscribe for convertible redeemable and non-redeemable preferred shares	79,512										79,512
Issuance of new ordinary shares	13,443			1				13,442
Repurchase of ordinary shares	(44,442)												(44,442)
Repurchase of redeemable preferred shares	(20,358)												(20,358)
Sales of treasury shares	6,480							1,507					4,973
Deemed distribution to a preferred shareholder	0
Changes in Equity	360,064			1				14,949	325,429		79,512		(59,827)
Ending balance at Dec. 31, 2022	(2,082,116)			8	5	4	6	1,061,570	398,694	(161,324)	903,265	(4,132,676)	(151,668)
Loss for the year	(1,949,101)											(1,949,101)
Foreign currency translation adjustment, net of nil income taxes	(73,323)									(73,323)
Total comprehensive income for the year	(2,022,424)									(73,323)		(1,949,101)
Share-based compensation expenses	931,784								931,784
Exercise of warrants to subscribe for convertible redeemable and non-redeemable preferred shares	111,086							31			111,055
Issuance of new ordinary shares	42,519							42,519
Deemed distribution to a preferred shareholder	(32,767)											(32,767)
Changes in Equity	1,052,622							42,550	931,784		111,055	(32,767)
Ending balance at Dec. 31, 2023	(3,051,918)			8	5	4	6	1,104,120	1,330,478	(234,647)	1,014,320	(6,114,544)	(151,668)
Loss for the year	(2,516,808)											(2,516,808)
Foreign currency translation adjustment, net of nil income taxes	38,364									38,364
Total comprehensive income for the year	(2,478,444)									38,364		(2,516,808)
Share-based compensation expenses	1,187,867								1,187,867
Deemed distribution to a preferred shareholder	0
Issuance of ordinary shares to settle vested restricted share units				6				(6)
Withholding of vested RSUs to satisfy income tax requirements upon settlement of vested RSUs	(394,195)								(394,195)
Bonus element in issuance of ordinary shares to Series D and Series D+ preferred shareholders	1			1
Cancellation of other financial instruments issued to an investor	4,528										4,528
Cancellation of treasury shares		¥ (1)						(151,667)					151,668
Issuance of Class A ordinary shares relating to initial public offering and exercise of over-allotment option, net of commissions and other listing expenses	3,149,264	6						3,149,258
Re-designation before the completion of the IPO		11	¥ 4	(15)
Conversion of preferred shares into Class A and Class B ordinary shares	8,648,916	38			(5)	(4)	(6)	8,648,893
Changes in Equity	12,596,381	54	4	¥ (8)	¥ (5)	¥ (4)	¥ (6)	11,646,478	793,672		4,528		¥ 151,668
Ending balance at Dec. 31, 2024	¥ 7,066,019	¥ 54	¥ 4					¥ 12,750,598	¥ 2,124,150	¥ (196,283)	¥ 1,018,848	¥ (8,631,352)